UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-05385

Deutsche Value Series, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2015

ITEM 1.	REPORT TO STOCKHOLDERS

May 31, 2015

Semiannual Report

to Shareholders

Deutsche Mid Cap Value Fund

Contents
3 Letter to Shareholders
4 Performance Summary
7 Portfolio Management Team
8 Portfolio Summary
10 Investment Portfolio
14 Statement of Assets and Liabilities
16 Statement of Operations
17 Statement of Changes in Net Assets
18 Financial Highlights
25 Notes to Financial Statements
35 Information About Your Fund's Expenses
37 Advisory Agreement Board Considerations and Fee Evaluation
42 Account Management Resources
44 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Stocks of medium-sized companies involve greater risk than securities of larger, more- established companies. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

Despite slow growth during the first half of 2015, the U.S. economy’s underlying fundamentals remain sound. Employment growth has been solid, the housing market continues to improve and households have strengthened their finances. Real income is firming thanks to the improving labor market and lower energy prices. And, while consumers remain cautious, they’re likely to loosen their purse strings over time.

In short, our economists see an environment that should support modestly above-trend domestic growth. The strong U.S. dollar continues to act as a headwind to exports and (for those whose positions are not hedged) a detractor from foreign equity returns.

The U.S. Federal Reserve Board is likely to start raising short-term interest rates in the U.S. later this year. However, the specific timing depends on whether the recent slowdown in activity reverses, the labor markets continue to heal and inflation truly bottoms. In any case, analysts expect the process to be gradual.

Meanwhile, the global picture, which had appeared to be brightening, is again in flux due to uncertainties regarding the Greek debt crisis and its potential ramifications. Overall, our strategic view remains generally positive. While we do not see Greece posing a major risk of contagion across the Eurozone, heightened volatility can be expected.

As always, we encourage you to visit us at deutschefunds.com for timely information about economic developments and your Deutsche fund investment. With frequent updates from our Chief Investment Officer and economists, we want to ensure that you have the resources you need to make informed decisions.

Thank you for your continued investment. We appreciate the opportunity to serve your investment needs.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary May 31, 2015 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 5/31/15
Unadjusted for Sales Charge	9.45%	13.96%	16.67%	8.79%
Adjusted for the Maximum Sales Charge (max 5.75% load)	3.16%	7.40%	15.30%	8.14%
Russell Midcap® Value Index†	3.82%	10.09%	16.85%	8.82%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		11.61%	14.32%	8.43%
Adjusted for the Maximum Sales Charge (max 5.75% load)		5.20%	12.98%	7.76%
Russell Midcap® Value Index†		11.70%	15.84%	8.91%
Class B	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 5/31/15
Unadjusted for Sales Charge	9.07%	13.21%	15.76%	8.01%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	5.07%	10.21%	15.65%	8.01%
Russell Midcap® Value Index†	3.82%	10.09%	16.85%	8.82%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		10.82%	13.42%	7.65%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		7.82%	13.30%	7.65%
Russell Midcap® Value Index†		11.70%	15.84%	8.91%
Class C	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 5/31/15
Unadjusted for Sales Charge	9.09%	13.10%	15.79%	8.01%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	8.09%	13.10%	15.79%	8.01%
Russell Midcap® Value Index†	3.82%	10.09%	16.85%	8.82%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		10.84%	13.46%	7.66%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		10.84%	13.46%	7.66%
Russell Midcap® Value Index†		11.70%	15.84%	8.91%
Class R	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 5/31/15
No Sales Charges	9.37%	13.67%	16.42%	8.50%
Russell Midcap® Value Index†	3.82%	10.09%	16.85%	8.82%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
No Sales Charges		11.39%	14.07%	8.14%
Russell Midcap® Value Index†		11.70%	15.84%	8.91%
Class R6			6-Month‡	Life of Class**
Average Annual Total Returns as of 5/31/15
No Sales Charges			9.62%	10.11%
Russell Midcap® Value Index†			3.82%	5.13%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
No Sales Charges				5.15%
Russell Midcap® Value Index†				4.49%
Class S	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 5/31/15
No Sales Charges	9.61%	14.25%	16.95%	9.13%
Russell Midcap® Value Index†	3.82%	10.09%	16.85%	8.82%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
No Sales Charges		11.90%	14.58%	8.77%
Russell Midcap® Value Index†		11.70%	15.84%	8.91%
Institutional Class	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 5/31/15
No Sales Charges	9.67%	14.31%	17.01%	9.20%
Russell Midcap® Value Index†	3.82%	10.09%	16.85%	8.82%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
No Sales Charges		11.97%	14.64%	8.83%
Russell Midcap® Value Index†		11.70%	15.84%	8.91%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2015 are 1.28%, 2.17%, 2.04%, 1.59%, 0.91%, 1.05% and 1.00% for Class A, Class B, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The returns for Class R shares for periods prior to inception on March 1, 2011 are derived from the historical performance of Class A shares of Deutsche Mid Cap Value Fund during such periods and have been adjusted to reflect higher total annual operating expenses of Class R. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended May 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on August 2, 2005. The performance shown for the index is for the time period of July 31, 2005 through May 31, 2015 (through March 31, 2015 for the most recent calendar quarter end returns), which is based on the performance period of the life of the Fund.

** Class R6 shares commenced operations on August 25, 2014. The performance shown for the index is for the time period from August 31, 2014 through May 31, 2015 (through March 31, 2015 for the most recent calendar quarter end returns), which is based on the performance period of the life of Class R6.

† Russell Midcap Value Index is an unmanaged index measuring the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.

‡ Total returns shown for periods less than one year are not annualized.

	Class A		Class B	Class C	Class R	Class R6	Class S	Institutional Class
Net Asset Value
5/31/15	$18.90		$18.64	$18.61	$18.91	$18.87	$18.89	$18.90
11/30/14	$17.96		$17.78	$17.75	$17.98	$17.97	$17.97	$17.97
Distribution Information as of 5/31/15
Income Dividends, Six Months	$.00	***	$—	$—	$—	$.06	$.05	$.05
Capital Gain Distributions, Six Months	$.69		$.69	$.69	$.69	$.69	$.69	$.69

*** Amount is less than $.005.

Portfolio Management Team

Richard Glass, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 2013 with 22 years of industry experience. Previously, he was lead portfolio manager and Managing Partner of Lockwell Investments, LLC, managing US Small Cap Value and US Small Mid Cap Value strategies. Prior to founding Lockwell in August of 2010, he was a Managing Director and portfolio manager for small- and mid-cap value strategies at Morgan Stanley Investment Management from November 2002 to July 2010. Before joining Morgan Stanley, he held positions with Neuberger Berman and with Wood, Struthers and Winthrop.

— BS in Economics, University of Pennsylvania.

Effective July 7, 2015, the fund's portfolio management team is as follows:

Richard Glass, CFA, Managing Director

Lead Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 2013 with 22 years of industry experience. Previously, he was lead portfolio manager and Managing Partner of Lockwell Investments, LLC, managing US Small Cap Value and US Small Mid Cap Value strategies. Prior to founding Lockwell in August of 2010, he was a Managing Director and portfolio manager for small- and mid-cap value strategies at Morgan Stanley Investment Management from November 2002 to July 2010. Before joining Morgan Stanley, he held positions with Neuberger Berman and with Wood, Struthers and Winthrop.

— BS in Economics, University of Pennsylvania.

Richard Hanlon, CFA, Director

Portfolio Manager of the fund. Began managing the fund in 2015.

— Joined Deutsche Asset & Wealth Management in 2013 with 23 years of industry experience. Previously, he founded Glenville Capital Management, where he served as Managing Partner. Prior to that, he worked as a Partner and Co-Head of the Equity Group at Silvercrest Asset Management Group. Before joining Silvercrest, he was Director of Research and a portfolio manager at DLJ Asset Management.

— BA in Economics, University at Albany, State University of New York.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at May 31, 2015 (29.6% of Net Assets)
1. Synchrony Financial Consumer financial services company	3.4%
2. Visteon Corp. Supplies automotive systems, modules and components to vehicle manufacturers	3.1%
3. Sealed Air Corp. Manufacturer of protective and specialty packaging products	3.0%
4. Ashland, Inc. Maker and distributor of bulk and specialty chemicals	2.9%
5. Newell Rubbermaid, Inc. Manufacturer and marketer of consumer products	2.9%
6. Omnicare, Inc. Provider of pharmacies and related services	2.9%
7. Juniper Networks, Inc. Provider of Internet infrastructure solutions for Internet service providers	2.9%
8. Convergys Corp. Global company specializing in relationship management	2.9%
9. Covanta Holding Corp. Conducts operations in waste disposal, energy services and specialty insurance	2.8%
10. Zebra Technologies Corp. Manufactures and distributes a broad line of direct thermal and thermal transfer bar code label and receipt printers	2.8%
Portfolio holdings and characteristics are subject to change.
For more complete details about the fund's investment portfolio, see page 10. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 42 for contact information.

Investment Portfolio as of May 31, 2015 (Unaudited)
	Shares	Value ($)

Common Stocks 96.0%
Consumer Discretionary 17.7%
Auto Components 5.0%
Tenneco, Inc.*	76,243	4,476,989
Visteon Corp.*	68,350	7,485,692
		11,962,681
Diversified Consumer Services 1.1%
Houghton Mifflin Harcourt Co.*	97,611	2,574,978
Hotels, Restaurants & Leisure 1.4%
The Wendy's Co.	306,608	3,446,274
Household Durables 2.9%
Newell Rubbermaid, Inc.	177,293	7,008,392
Internet & Catalog Retail 2.4%
Expedia, Inc.	54,619	5,858,434
Specialty Retail 2.4%
Ross Stores, Inc.	58,394	5,644,948
Textiles, Apparel & Luxury Goods 2.5%
Hanesbrands, Inc.	187,614	5,977,382
Consumer Staples 1.5%
Food Products
ConAgra Foods, Inc.	91,772	3,543,317
Energy 5.4%
Energy Equipment & Services 2.1%
Oceaneering International, Inc.	22,926	1,164,640
Superior Energy Services, Inc.	162,132	3,743,628
		4,908,268
Oil, Gas & Consumable Fuels 3.3%
Cimarex Energy Co.	34,931	4,034,880
QEP Resources, Inc.	209,230	3,939,801
		7,974,681
Financials 22.6%
Banks 6.5%
First Republic Bank	68,686	4,158,937
Investors Bancorp., Inc.	556,970	6,689,210
KeyCorp	332,775	4,851,860
		15,700,007
Capital Markets 2.1%
Lazard Ltd. "A"	90,354	5,020,068
Consumer Finance 3.4%
Synchrony Financial* (a)	254,404	8,214,705
Insurance 8.4%
CNO Financial Group, Inc.	358,126	6,446,268
Hartford Financial Services Group, Inc.	114,387	4,702,450
Reinsurance Group of America, Inc.	58,099	5,435,161
XL Group PLC	98,225	3,701,118
		20,284,997
Real Estate Investment Trusts 2.2%
Plum Creek Timber Co., Inc. (REIT)	126,478	5,218,482
Health Care 7.9%
Health Care Providers & Services 5.6%
HealthSouth Corp.	152,650	6,588,374
Omnicare, Inc.	72,598	6,917,863
		13,506,237
Life Sciences Tools & Services 2.3%
PerkinElmer, Inc.	104,676	5,519,566
Industrials 17.3%
Commercial Services & Supplies 4.7%
Covanta Holding Corp.	308,606	6,820,193
Pitney Bowes, Inc.	206,946	4,521,770
		11,341,963
Electrical Equipment 2.5%
The Babcock & Wilcox Co.	177,984	5,925,087
Machinery 6.2%
Crane Co.	85,518	5,176,405
Stanley Black & Decker, Inc.	52,666	5,395,105
Xylem, Inc.	122,726	4,488,090
		15,059,600
Marine 1.3%
Kirby Corp.*	39,587	3,036,719
Trading Companies & Distributors 2.6%
AerCap Holdings NV*	132,355	6,384,805
Information Technology 14.9%
Communications Equipment 5.4%
Harris Corp.	77,799	6,163,237
Juniper Networks, Inc.	248,649	6,912,442
		13,075,679
Electronic Equipment, Instruments & Components 5.1%
Dolby Laboratories, Inc. "A"	141,769	5,550,257
Zebra Technologies Corp. "A"*	61,738	6,768,954
		12,319,211
IT Services 4.4%
Convergys Corp.	277,579	6,892,286
Global Payments, Inc.	34,462	3,597,143
		10,489,429
Materials 8.7%
Chemicals 5.7%
Ashland, Inc.	55,200	7,032,480
Celanese Corp. "A"	97,307	6,699,587
		13,732,067
Containers & Packaging 3.0%
Sealed Air Corp.	148,741	7,243,687
Total Common Stocks (Cost $179,093,066)		230,971,664

Securities Lending Collateral 3.5%
Daily Assets Fund Institutional, 0.14% (b) (c) (Cost $8,372,350)	8,372,350	8,372,350

Cash Equivalents 4.3%
Central Cash Management Fund, 0.09% (b) (Cost $10,536,348)	10,536,348	10,536,348

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $198,001,764)†	103.8	249,880,362
Other Assets and Liabilities, Net	(3.8)	(9,258,276)
Net Assets	100.0	240,622,086

* Non-income producing security.

† The cost for federal income tax purposes was $198,149,465. At May 31, 2015, net unrealized appreciation for all securities based on tax cost was $51,730,897. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $55,769,052 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,038,155.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2015 amounted to $8,130,622, which is 3.4% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (d)	$230,971,664	$—	$—	$230,971,664
Short-Term Investments (d)	18,908,698	—	—	18,908,698
Total	$249,880,362	$—	$—	$249,880,362

There have been no transfers between fair value measurement levels during the period ended May 31, 2015.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of May 31, 2015 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $179,093,066) — including $8,130,622 of securities loaned	$230,971,664
Investment in Daily Assets Fund Institutional (cost $8,372,350)*	8,372,350
Investment in Central Cash Management Fund (cost $10,536,348)	10,536,348
Total investments in securities, at value (cost $198,001,764)	249,880,362
Cash	10,000
Receivable for Fund shares sold	3,280,026
Dividends receivable	344,527
Interest receivable	3,005
Foreign taxes recoverable	2,584
Other assets	31,566
Total assets	253,552,070
Liabilities
Payable upon return of securities loaned	8,372,350
Payable for Fund shares redeemed	4,172,786
Accrued management fee	132,239
Accrued Directors' fees	4,230
Other accrued expenses and payables	248,379
Total liabilities	12,929,984
Net assets, at value	$240,622,086
Net Assets Consist of
Undistributed net investment income	297,970
Net unrealized appreciation (depreciation) on investments	51,878,598
Accumulated net realized gain (loss)	8,215,107
Paid-in capital	180,230,411
Net assets, at value	$240,622,086

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of May 31, 2015 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($56,584,784 ÷ 2,993,305 shares of capital stock outstanding, $.01 par value, 75,000,000 shares authorized)	$18.90
Maximum offering price per share (100 ÷ 94.25 of $18.90)	$20.05
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($154,500 ÷ 8,288 shares of capital stock outstanding, $.01 par value, 75,000,000 shares authorized)	$18.64
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($19,545,401 ÷ 1,050,130 shares of capital stock outstanding, $.01 par value, 75,000,000 shares authorized)	$18.61
Class R Net Asset Value, offering and redemption price per share ($14,136,097 ÷ 747,567 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$18.91
Class R6 Net Asset Value, offering and redemption price per share ($11,013 ÷ 583.6 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$18.87
Class S Net Asset Value, offering and redemption price per share ($140,668,675 ÷ 7,446,655 shares of capital stock outstanding, $.01 par value, 75,000,000 shares authorized)	$18.89
Institutional Class Net Asset Value, offering and redemption price per share ($9,521,616 ÷ 503,856 shares of capital stock outstanding, $.01 par value, 75,000,000 shares authorized)	$18.90

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended May 31, 2015 (Unaudited)
Investment Income
Income: Dividends	$1,727,795
Income distributions — Central Cash Management Fund	4,040
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	3,764
Total income	1,735,599
Expenses: Management fee	863,473
Services to shareholders	206,077
Distribution and service fees	192,187
Custodian and accounting fees	20,196
Professional fees	40,527
Reports to shareholders	22,093
Registration fees	48,191
Directors' fees and expenses	6,009
Other	9,892
Total expenses before expense reductions	1,408,645
Expense reductions	(104,428)
Total expenses after expense reductions	1,304,217
Net investment income	431,382
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	8,307,451
Change in net unrealized appreciation (depreciation) on investments	12,244,841
Net gain (loss)	20,552,292
Net increase (decrease) in net assets resulting from operations	$20,983,674

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30, 2014
Operations: Net investment income (loss)	$431,382	$239,390
Operations: Net investment income (loss)	$431,382	$239,390
Net realized gain (loss)	8,307,451	13,773,967
Change in net unrealized appreciation (depreciation)	12,244,841	15,154,137
Net increase (decrease) in net assets resulting from operations	20,983,674	29,167,494
Distributions to shareholders from: Net investment income: Class A	(4,492)	—
Class R6	(36)	—
Class S	(340,292)	—
Institutional Class	(17,875)	—
Net realized gains: Class A	(2,055,262)	(312,200)
Class B	(8,367)	(732)
Class C	(730,901)	(32,532)
Class R	(468,982)	(9,408)
Class R6	(385)	—
Class S	(5,163,726)	(1,182,711)
Institutional Class	(271,098)	(63,044)
Total distributions	(9,061,416)	(1,600,627)
Fund share transactions: Proceeds from shares sold	19,778,220	48,767,937
Reinvestment of distributions	8,736,862	1,536,559
Payments for shares redeemed	(27,491,898)	(61,803,189)
Net increase (decrease) in net assets from Fund share transactions	1,023,184	(11,498,693)
Increase (decrease) in net assets	12,945,442	16,068,174
Net assets at beginning of period	227,676,644	211,608,470
Net assets at end of period (including undistributed net investment income of $297,970 and $229,283, respectively)	$240,622,086	$227,676,644

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended November 30,
Class A	Six Months Ended 5/31/15 (Unaudited)		2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$17.96		$15.80		$11.87		$10.56		$10.43	$9.12
Income (loss) from investment operations: Net investment income (loss)a	.03		.00	***	.10		.12		.09	.10
Net realized and unrealized gain (loss)	1.60		2.26		3.96		1.27		.13	1.34
Total from investment operations	1.63		2.26		4.06		1.39		.22	1.44
Less distributions from: Net investment income	(.00	)***	(.10)		(.13)		(.08)		(.09)	(.13)
Net realized gain	(.69)		—		—		—		—	—
Total distributions	(.69)		(.10)		(.13)		(.08)		(.09)	(.13)
Net asset value, end of period	$18.90		$17.96		$15.80		$11.87		$10.56	$10.43
Total Return (%)b	9.45	c**	14.38	c	34.54	c	13.34	c	2.08	15.99	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	57		54		50		38		40	43
Ratio of expenses before expense reductions (%)	1.28	*	1.28		1.31		1.33		1.32	1.40
Ratio of expenses after expense reductions (%)	1.22	*	1.24		1.22		1.31		1.32	1.37
Ratio of net investment income (loss) (%)	.30	*	.01		.68		1.03		.81	1.01
Portfolio turnover rate (%)	9	**	34		98		28		47	40
a Based on average shares outstanding during period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended November 30,
Class B	Six Months Ended 5/31/15 (Unaudited)		2014	2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$17.78		$15.69	$11.78		$10.48		$10.35	$9.07
Income (loss) from investment operations: Net investment income (loss)a	(.04)		(.13)	(.00	)***	.02		.00 ***	.03
Net realized and unrealized gain (loss)	1.59		2.25	3.94		1.28		.14	1.32
Total from investment operations	1.55		2.12	3.94		1.30		.14	1.35
Less distributions from: Net investment income	—		(.03)	(.03)		(.00	)***	(.01)	(.07)
Net realized gain	(.69)		—	—		—		—	—
Total distributions	(.69)		(.03)	(.03)		(.00	)***	(.01)	(.07)
Net asset value, end of period	$18.64		$17.78	$15.69		$11.78		$10.48	$10.35
Total Return (%)b,c	9.07	**	13.52	33.53		12.44		1.33	14.93
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2		.2	1		1		2	3
Ratio of expenses before expense reductions (%)	2.31	*	2.17	2.16		2.19		2.15	2.27
Ratio of expenses after expense reductions (%)	1.97	*	1.97	1.96		2.11		2.12	2.11
Ratio of net investment income (loss) (%)	(.49	)*	(.75)	(.03)		.20		.01	.27
Portfolio turnover rate (%)	9	**	34	98		28		47	40
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended November 30,
Class C	Six Months Ended 5/31/15 (Unaudited)		2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$17.75		$15.67		$11.77		$10.48		$10.34	$9.06
Income (loss) from investment operations: Net investment income (loss)a	(.04)		(.12)		(.01)		.03		.01	.03
Net realized and unrealized gain (loss)	1.59		2.23		3.95		1.27		.14	1.32
Total from investment operations	1.55		2.11		3.94		1.30		.15	1.35
Less distributions from: Net investment income	—		(.03)		(.04)		(.01)		(.01)	(.07)
Net realized gain	(.69)		—		—		—		—	—
Total distributions	(.69)		(.03)		(.04)		(.01)		(.01)	(.07)
Net asset value, end of period	$18.61		$17.75		$15.67		$11.77		$10.48	$10.34
Total Return (%)b	9.09	c**	13.48	c	33.57	c	12.42	c	1.45	14.94	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20		19		17		13		16	17
Ratio of expenses before expense reductions (%)	2.04	*	2.04		2.06		2.08		2.05	2.15
Ratio of expenses after expense reductions (%)	1.97	*	1.99		1.97		2.07		2.05	2.11
Ratio of net investment income (loss) (%)	(.46	)*	(.74)		(.07)		.27		.08	.27
Portfolio turnover rate (%)	9	**	34		98		28		47	40
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended November 30,
Class R	Six Months Ended 5/31/15 (Unaudited)		2014	2013	2012	Period Ended 11/30/11a
Selected Per Share Data
Net asset value, beginning of period	$17.98		$15.82	$11.87	$10.55	$11.66
Income (loss) from investment operations: Net investment income (loss)b	.00	***	(.03)	.05	.11	.05
Net realized and unrealized gain (loss)	1.62		2.25	3.99	1.26	(1.16)
Total from investment operations	1.62		2.22	4.04	1.37	(1.11)
Less distributions from: Net investment income	—		(.06)	(.09)	(.05)	—
Net realized gain	(.69)		—	—	—	—
Total distributions	(.69)		(.06)	(.09)	(.05)	—
Net asset value, end of period	$18.91		$17.98	$15.82	$11.87	$10.55
Total Return (%)c	9.37	**	14.08	34.30	13.08	(9.52	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	14,136		11,991	1,043	229	1
Ratio of expenses before expense reductions (%)	1.70	*	1.59	1.61	1.64	6.24	*
Ratio of expenses after expense reductions (%)	1.47	*	1.48	1.47	1.59	1.57	*
Ratio of net investment income (loss) (%)	.05	*	(.15)	.35	.96	.57	*
Portfolio turnover rate (%)	9	**	34	98	28	47	d
a For the period from March 1, 2011 (commencement of operations) to November 30, 2011.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Represents the Fund's portfolio turnover for the year ended November 30, 2011.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class R6	Six Months Ended 5/31/15 (Unaudited)		Period Ended 11/30/14a
Selected Per Share Data
Net asset value, beginning of period	$17.97		$17.89
Income (loss) from investment operations: Net investment income (loss)b	.05		.02
Net realized and unrealized gain (loss)	1.60		.06
Total from investment operations	1.65		.08
Less distributions from: Net investment income	(.06)		—
Net realized gain	(.69)		—
Total distributions	(.75)		—
Net asset value, end of period	$18.87		$17.97
Total Return (%)	9.62	c**	.45	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	11		10
Ratio of expenses before expense reductions (%)	1.19	*	.91	*
Ratio of expenses after expense reductions (%)	.97	*	.91	*
Ratio of net investment income (loss) (%)	.54	*	.33	*
Portfolio turnover rate (%)	9	**	34	d
a For the period from August 25, 2014 (commencement of operations) to November 30, 2014.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Represents the Fund's portfolio turnover rate for the year ended November 30, 2014.
* Annualized
** Not annualized

			Years Ended November 30,
Class S	Six Months Ended 5/31/15 (Unaudited)		2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$17.97		$15.81		$11.87		$10.57		$10.44	$9.15
Income (loss) from investment operations: Net investment income (loss)a	.05		.04		.13		.15		.12	.12
Net realized and unrealized gain (loss)	1.61		2.26		3.97		1.26		.13	1.33
Total from investment operations	1.66		2.30		4.10		1.41		.25	1.45
Less distributions from: Net investment income	(.05)		(.14)		(.16)		(.11)		(.12)	(.16)
Net realized gain	(.69)		—		—		—		—	—
Total distributions	(.74)		(.14)		(.16)		(.11)		(.12)	(.16)
Net asset value, end of period	$18.89		$17.97		$15.81		$11.87		$10.57	$10.44
Total Return (%)	9.61	b**	14.65	b	34.95	b	13.56	b	2.38	16.13	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	141		135		136		121		104	110
Ratio of expenses before expense reductions (%)	1.06	*	1.05		1.08		1.10		1.08	1.13
Ratio of expenses after expense reductions (%)	.97	*	.99		.97		1.07		1.08	1.10
Ratio of net investment income (loss) (%)	.55	*	.26		.96		1.29		1.05	1.28
Portfolio turnover rate (%)	9	**	34		98		28		47	40
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

			Years Ended November 30,
Institutional Class	Six Months Ended 5/31/15 (Unaudited)		2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$17.97		$15.81		$11.89		$10.59		$10.46	$9.16
Income (loss) from investment operations: Net investment income (loss)a	.05		.04		.13		.16		.13	.13
Net realized and unrealized gain (loss)	1.62		2.26		3.96		1.26		.13	1.33
Total from investment operations	1.67		2.30		4.09		1.42		.26	1.46
Less distributions from: Net investment income	(.05)		(.14)		(.17)		(.12)		(.13)	(.16)
Net realized gain	(.69)		—		—		—		—	—
Total distributions	(.74)		(.14)		(.17)		(.12)		(.13)	(.16)
Net asset value, end of period	$18.90		$17.97		$15.81		$11.89		$10.59	$10.46
Total Return (%)	9.67	b**	14.65	b	34.89	b	13.67	b	2.46	16.23
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10		7		7		27		25	21
Ratio of expenses before expense reductions (%)	1.02	*	1.00		.98		.97		.99	1.02
Ratio of expenses after expense reductions (%)	.97	*	.99		.96		.97		.99	1.02
Ratio of net investment income (loss) (%)	.53	*	.26		.99		1.39		1.14	1.36
Portfolio turnover rate (%)	9	**	34		98		28		47	40
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Mid Cap Value Fund (the "Fund") is a diversified series of Deutsche Value Series, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares are closed to new purchases, except exchanges and the reinvestment of dividends or other distributions. Class B shares were not subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class R shares and Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, service to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments. As of May 31, 2015, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to securities sold at a loss and income received from Real Estate Investment Trusts. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends received on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended May 31, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated $19,105,673 and $27,243,716, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.750%
Next $250 million of such net assets	.720%
Next $2.0 billion of such net assets	.700%
Next $1.5 billion of such net assets	.680%
Over $4.0 billion of such assets	.660%

Accordingly, for the six months ended May 31, 2015, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.75% of the Fund's average daily net assets.

For the period from December 1, 2014 through February 29, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.22%
Class B	1.97%
Class C	1.97%
Class R	1.47%
Class R6	.97%
Class S	.97%
Institutional Class	.97%

For the six months ended May 31, 2015, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$17,382
Class B	309
Class C	6,962
Class R	14,698
Class R6	12
Class S	63,309
Institutional Class	1,756
$104,428

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2015, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at May 31, 2015
Class A	$20,223	$10,641
Class B	335	187
Class C	3,388	2,095
Class R	492	270
Class R6	15	5
Class S	68,809	37,167
Institutional Class	1,086	542
	$94,348	$50,907

Pursuant to a fund accounting agreement, DIMA is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. DIMA has delegated certain fund accounting and record-keeping services to State Street Bank and Trust Company. The costs and expenses of such delegation are paid by DIMA. For the six months ended May 31, 2015, the amount charged to the Fund for accounting services under the fund accounting agreement aggregated $17,164, of which $3,033 is unpaid.

Distribution and Service Fees. Under the Fund's Class B, C and R 12b-1 Plans, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares, and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares, respectively. For the six months ended May 31, 2015, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at May 31, 2015
Class B	$683	$102
Class C	70,370	12,460
Class R	16,018	2,950
	$87,071	$15,512

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, B, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended May 31, 2015, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at May 31, 2015	Annualized Rate
Class A	$65,528	$34,853	.24%
Class B	221	109	.24%
Class C	23,352	12,294	.25%
Class R	16,015	8,530	.25%
	$105,116	$55,786

Underwriting and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended May 31, 2015 aggregated $3,114.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended May 31, 2015, the CDSC for Class B and C shares aggregated $40 and $76, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $10,018, of which $8,224 is unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at May 31, 2015.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended May 31, 2015		Year Ended November 30, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	258,468	$4,707,768	684,013	$11,676,178
Class B	—	—	404	7,058
Class C	94,263	1,656,613	220,472	3,658,494
Class R	118,030	2,142,971	641,828	10,945,569
Class R6	—	—	559 *	10,000 *
Class S	453,893	8,189,690	1,269,675	21,584,519
Institutional Class	164,003	3,081,178	53,454	886,119
		$19,778,220		$48,767,937
Shares issued to shareholders in reinvestment of distributions
Class A	117,886	$2,029,583	18,874	$306,694
Class B	446	7,595	42	696
Class C	39,699	675,016	1,823	30,090
Class R	27,203	468,982	569	9,408
Class R6	24.6	421	—	—
Class S	311,172	5,347,371	70,648	1,143,140
Institutional Class	12,097	207,894	2,875	46,531
		$8,736,862		$1,536,559
Shares redeemed
Class A	(407,797)	$(7,319,238)	(814,275)	$(13,712,515)
Class B	(5,411)	(94,690)	(29,718)	(482,906)
Class C	(141,099)	(2,458,668)	(269,805)	(4,461,547)
Class R	(64,546)	(1,165,162)	(41,424)	(715,505)
Class S	(846,220)	(15,204,910)	(2,426,874)	(40,860,438)
Institutional Class	(68,742)	(1,249,230)	(92,740)	(1,570,278)
		$(27,491,898)		$(61,803,189)
Net increase (decrease)
Class A	(31,443)	$(581,887)	(111,388)	$(1,729,643)
Class B	(4,965)	(87,095)	(29,272)	(475,152)
Class C	(7,137)	(127,039)	(47,510)	(772,963)
Class R	80,687	1,446,791	600,973	10,239,472
Class R6	24.6	421	559 *	10,000 *
Class S	(81,155)	(1,667,849)	(1,086,551)	(18,132,779)
Institutional Class	107,358	2,039,842	(36,411)	(637,628)
		$1,023,184		$(11,498,693)

* For the period from August 25, 2014 (commencement of operations of Class R6) to November 30, 2014.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2014 to May 31, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended May 31, 2015 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 12/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/15	$1,094.50	$1,090.70	$1,090.90	$1,093.70	$1,096.20	$1,096.10	$1,096.70
Expenses paid per $1,000*	$6.37	$10.27	$10.27	$7.67	$5.07	$5.07	$5.07
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 12/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/15	$1,018.85	$1,015.11	$1,015.11	$1,017.60	$1,020.09	$1,020.09	$1,020.09
Expenses Paid per $1,000*	$6.14	$9.90	$9.90	$7.39	$4.89	$4.89	$4.89

** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class R	Class R6	Class S	Institutional Class
Deutsche Mid Cap Value Fund	1.22%	1.97%	1.97%	1.47%	.97%	.97%	.97%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Directors approved the renewal of Deutsche Mid Cap Value Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Directors were independent of DIMA and its affiliates.

— The Directors met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Directors (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Directors regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Directors were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Directors that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management and administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2013.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted that the expense limitations agreed to by DIMA helped to ensure that the Fund’s total (net) operating expenses would remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present. It is possible that individual Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Advisor
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	MIDVX	MIDYX	MIDZX	MIDTX	MIDIX
CUSIP Number	25159G 852	25159G 860	25159G 878	25159G 886	25159G 704
Fund Number	417	617	717	2117	1417

For shareholders of Class R and R6
Automated Information Line	DeAWM Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site
deutschefunds.com
Click "Retirement Plans" to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DeAWM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R	Class R6
Nasdaq Symbol	MIDQX	MIDUX
CUSIP Number	25159G 605	25159G 720
Fund Number	1517	1617

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRSRT STD
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1793

DMCVF-3
(R-027912-4 7/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Mid Cap Value Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 30, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 30, 2015